Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 65.97%
FHLMC	2.50%	9-1-2050	$1,007,556	$859,187
FHLMC	2.50	6-1-2051	2,257,272	1,924,371
FHLMC	2.50	11-1-2051	7,460,742	6,452,447
FHLMC	2.50	12-1-2051	1,757,163	1,503,505
FHLMC	3.00	6-1-2050	349,702	316,989
FHLMC	3.00	7-1-2050	1,113,663	1,009,517
FHLMC	3.00	8-1-2050	505,812	458,495
FHLMC	3.50	8-1-2045	980,865	932,732
FHLMC	3.50	11-1-2045	1,741,751	1,655,199
FHLMC	3.50	12-1-2045	1,576,402	1,496,598
FHLMC	4.00	6-1-2037	3,069,299	3,027,889
FHLMC	4.00	11-1-2042	4,020,634	3,970,072
FHLMC	4.00	6-1-2044	906,466	883,339
FHLMC	4.00	5-1-2049	563,457	546,351
FHLMC	4.00	9-1-2049	204,637	197,886
FHLMC	4.50	3-1-2042	78,985	79,817
FHLMC	4.50	9-1-2044	1,062,157	1,065,377
FHLMC	4.50	9-1-2049	2,554,931	2,532,371
FHLMC	5.00	6-1-2026	1,203	1,217
FHLMC	5.00	8-1-2040	279,977	288,782
FHLMC	5.00	7-1-2052	1,830,196	1,849,829
FHLMC	5.00	9-1-2052	2,048,019	2,053,953
FHLMC	5.50	7-1-2035	834,728	851,751
FHLMC	5.50	12-1-2038	501,361	521,974
FHLMC	5.50	3-1-2053	1,159,448	1,180,643
FHLMC	6.00	10-1-2032	6,461	6,700
FHLMC	6.00	1-1-2053	2,080,648	2,144,120
FHLMC	6.50	9-1-2028	2,036	2,108
FHLMC	6.50	7-1-2055	2,381,229	2,466,440
FHLMC	6.50	9-1-2055	800,421	829,552
FHLMC	7.00	12-1-2026	7	7
FHLMC	7.00	4-1-2029	241	252
FHLMC	7.00	5-1-2029	1,307	1,369
FHLMC	7.00	4-1-2032	23,048	24,148
FHLMC	7.50	11-1-2031	34,859	35,308
FHLMC	7.50	4-1-2032	50,611	52,469
FHLMC	8.00	8-1-2026	421	424
FHLMC	8.00	11-1-2026	446	448
FHLMC	8.00	11-1-2028	78	79
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,420,000	4,403,254
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	152,676
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	4.71	6-25-2030	431,410	430,564
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75	3-25-2027	1,129,995	1,117,949
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62%	12-25-2026	$237,958	$236,087
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.47	9-25-2031	123,193	122,872
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	395,329	471,715
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.26	3-25-2043	115,233	109,100
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,331,180	2,264,460
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.86	7-25-2043	973,387	953,038
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	503,033	526,901
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.28	10-25-2044	332,708	306,393
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.87	3-25-2036	579,116	548,100
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.89	3-25-2036	376,251	364,033
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	248,664	227,318
FHLMC (11th District COFI+1.25%)±	4.52	7-1-2032	78,840	77,294
FHLMC (30 Day Average U.S. SOFR+0.26%)±	4.46	7-1-2031	3,005,168	2,969,631
FHLMC (RFUCCT1Y+1.65%)±	6.40	7-1-2038	320,885	329,092
FHLMC (RFUCCT1Y+1.66%)±	6.39	6-1-2043	484,276	502,217
FHLMC (RFUCCT1Y+1.91%)±	6.66	9-1-2031	21,169	21,513
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	4.86	10-15-2033	107,625	107,783
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.61	11-15-2035	166,796	166,074
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	4.62	3-15-2041	74,356	73,904
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.61	12-15-2041	75,302	74,805
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	5.44	12-15-2036	75,317	76,764
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	4.51	7-15-2042	130,253	128,857
FHLMC Series 4409 Class MA	3.00	1-15-2054	3,771	3,737
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	4.87	11-15-2042	949,241	941,661
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	4.56	6-15-2049	879,822	856,936
FNMA	1.38	7-1-2030	3,692,435	3,314,980
FNMA	1.65	6-1-2030	1,300,300	1,181,753
FNMA	1.65	7-1-2030	2,290,682	2,070,745
FNMA	1.66	7-1-2032	3,790,088	3,265,689
FNMA	1.97	5-1-2030	4,101,490	3,783,999
FNMA	2.00	2-1-2052	21,862,507	17,954,228
FNMA	2.32	1-1-2026	3,760,410	3,743,802
FNMA	2.35	2-1-2032	2,139,767	1,942,772
FNMA	2.50	9-1-2050	306,571	263,261
FNMA	2.50	12-1-2050	1,082,772	923,311
FNMA	2.50	7-1-2051	1,581,678	1,346,450
FNMA	2.50	1-1-2052	2,538,087	2,165,632
FNMA	2.51	9-1-2031	4,796,535	4,438,971
FNMA	2.65	2-1-2032	4,794,956	4,412,075
FNMA	2.75	9-1-2031	848,941	789,981
FNMA	2.86	7-1-2029	927,797	893,323
See accompanying notes to portfolio of investments
2 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	5-1-2027	$48,620	$48,199
FNMA	3.00	6-1-2034	1,317,074	1,283,910
FNMA	3.00	4-1-2045	24,681	22,678
FNMA	3.00	11-1-2045	2,123,633	1,943,844
FNMA	3.00	12-1-2045	4,894,674	4,482,325
FNMA	3.00	12-1-2046	194,677	177,294
FNMA	3.00	8-1-2050	25,600	22,964
FNMA	3.48	3-1-2029	826,971	817,021
FNMA	3.50	4-1-2034	605,830	600,270
FNMA	3.50	2-1-2043	13,565	12,973
FNMA	3.50	2-1-2045	263,335	251,269
FNMA	3.50	4-1-2045	1,240,164	1,179,487
FNMA	3.50	8-1-2045	109,443	103,997
FNMA	3.50	12-1-2045	462,395	439,532
FNMA	3.50	2-1-2046	425,739	403,987
FNMA	3.86	3-1-2029	752,048	751,486
FNMA	4.00	8-1-2037	1,347,079	1,330,397
FNMA	4.00	4-1-2046	3,556,155	3,455,356
FNMA	4.00	3-1-2047	860,544	835,972
FNMA	4.00	9-1-2048	60,230	58,469
FNMA	4.38	7-1-2032	1,031,000	1,043,668
FNMA	4.50	10-1-2046	74,444	74,461
FNMA	4.50	9-1-2049	560,330	556,070
FNMA	4.50	11-1-2052	2,212,759	2,175,583
FNMA	4.94	10-1-2032	1,566,890	1,615,314
FNMA	4.99	7-1-2029	2,770,000	2,862,834
FNMA	5.00	3-1-2034	110,448	111,864
FNMA	5.00	8-1-2040	1,779,692	1,822,318
FNMA	5.00	10-1-2040	132,834	136,857
FNMA	5.00	1-1-2042	131,293	135,268
FNMA	5.00	12-1-2048	130,815	132,315
FNMA	5.05	11-1-2030	1,582,698	1,644,026
FNMA	5.16	10-1-2031	2,760,000	2,900,929
FNMA	5.50	9-1-2033	646,583	663,866
FNMA	5.50	8-1-2035	206,195	215,178
FNMA	5.50	1-1-2037	150,907	157,480
FNMA	5.50	4-1-2040	395,583	412,810
FNMA	5.50	2-1-2053	4,398,459	4,478,987
FNMA	6.00	1-1-2028	73,950	75,656
FNMA	6.00	2-1-2035	215,386	219,784
FNMA	6.00	11-1-2037	116,053	122,189
FNMA	6.00	7-1-2038	46,747	49,469
FNMA	6.00	7-1-2055	9,791,451	10,064,412
FNMA	6.50	3-1-2028	2,158	2,192
FNMA	6.50	12-1-2029	25,707	26,590
FNMA	6.50	11-1-2031	4,437	4,589
FNMA	6.50	7-1-2036	115,467	121,576
FNMA	6.50	11-1-2054	2,689,794	2,787,140
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	6.50%	9-1-2055	$826,499	$856,580
FNMA	7.00	1-1-2032	860	900
FNMA	7.00	2-1-2032	16,235	16,994
FNMA	7.00	10-1-2032	43,994	46,050
FNMA	7.00	2-1-2034	999	1,046
FNMA	7.00	4-1-2034	20,033	20,969
FNMA	7.50	9-1-2031	16,857	17,444
FNMA	7.50	2-1-2032	8,828	9,128
FNMA	7.50	10-1-2037	203,894	216,156
FNMA	8.00	2-1-2030	6,210	6,328
FNMA	8.00	7-1-2031	39,315	39,801
FNMA	8.50	11-1-2026	310	312
FNMA	8.50	12-1-2026	6,774	6,815
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.29	12-1-2040	30,091	31,040
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.38	12-1-2034	114,029	116,951
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	31,598	32,084
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2032	29,619	30,216
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.33	9-1-2035	66,076	67,966
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.28	9-1-2031	10,851	11,059
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.43	12-1-2040	8,961	9,111
FNMA (11th District COFI+1.25%)±	4.34	9-1-2027	13,371	13,245
FNMA (11th District COFI+1.26%)±	4.44	5-1-2036	72,706	71,310
FNMA (11th District COFI+1.27%)±	4.26	5-1-2036	119,898	117,460
FNMA (RFUCCT1Y+1.61%)±	6.61	5-1-2046	506,144	522,961
FNMA (RFUCCT1Y+1.62%)±	2.38	8-1-2050	1,125,633	1,060,962
FNMA (RFUCCT1Y+1.73%)±	6.48	9-1-2036	77,606	79,538
FNMA (RFUCCT1Y+1.78%)±	6.55	7-1-2044	44,268	45,600
FNMA (RFUCCT1Y+1.81%)±	6.52	8-1-2036	323,458	334,167
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	255,178	254,392
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	255,450	270,339
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	66,483	68,734
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	4.54	2-25-2032	599	599
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	88,590	93,536
FNMA Series 2002-T12 Class A5±±	5.32	10-25-2041	356,211	362,814
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	668,484	704,826
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,632,793	1,722,033
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	218,173	223,029
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.47	3-25-2033	437,758	434,158
FNMA Series 2003-W1 Class 1A1±±	4.70	12-25-2042	289,340	292,360
FNMA Series 2003-W11 Class A1±±	7.33	6-25-2033	21,932	22,225
FNMA Series 2003-W3 Class 1A4±±	4.87	8-25-2042	848,636	827,765
FNMA Series 2003-W5 Class A (U.S. SOFR 1 Month+0.11%)±	4.30	4-25-2033	134,469	132,590
FNMA Series 2003-W6 Class 6A±±	4.85	8-25-2042	298,790	300,317
FNMA Series 2003-W6 Class PT4±±	8.19	10-25-2042	493,259	534,321
FNMA Series 2003-W8 Class PT1±±	7.41	12-25-2042	166,542	169,160
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.31	6-25-2033	32,658	31,317
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	148,746	153,659
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	382,032	401,218
See accompanying notes to portfolio of investments
4 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2004-W15 Class 1A3	7.00%	8-25-2044	$141,219	$148,207
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.59	6-25-2036	261,299	259,803
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.44	6-27-2036	34,240	34,593
FNMA Series 2007-W10 Class 2A±±	6.14	8-25-2047	73,554	76,228
FNMA Series 2008-17 Class DP	4.75	2-25-2038	149,976	148,569
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.69	12-25-2040	374,275	371,985
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.59	4-25-2041	17,027	16,996
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	4.54	7-25-2041	38,096	37,980
FNMA Series 2013-114 Class LM	4.00	3-25-2042	537,527	529,876
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	4.74	4-25-2044	790,382	785,384
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	219,176	35,222
FNMA Series 2017-M2 Class A2±±	2.96	2-25-2027	4,387,584	4,332,115
FNMA Series 2018-M1 Class A2±±	3.09	12-25-2027	531,667	523,762
FNMA Series 2018-M13 Class A2±±	3.87	9-25-2030	326,168	323,808
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	4,738,823	4,659,790
GNMA	2.00	3-20-2052	3,034,874	2,527,134
GNMA	2.50	9-20-2051	1,267,717	1,100,672
GNMA	2.50	3-20-2052	3,802,837	3,301,726
GNMA	2.50	4-20-2052	2,555,352	2,218,624
GNMA	3.00	11-20-2045	2,262,505	2,075,217
GNMA	3.00	4-20-2051	1,719,348	1,553,984
GNMA	3.50	12-20-2047	2,015,473	1,890,964
GNMA	3.50	7-20-2051	1,687,535	1,560,423
GNMA	4.00	12-20-2047	1,363,175	1,316,339
GNMA	4.25	6-20-2036	146,357	142,836
GNMA	4.50	8-20-2049	296,024	292,509
GNMA	4.50	9-20-2052	880,743	867,823
GNMA	4.50	3-20-2053	1,177,352	1,158,803
GNMA	5.00	7-20-2040	297,751	306,676
GNMA	5.00	9-20-2052	1,586,346	1,594,124
GNMA	5.00	6-20-2053	2,403,192	2,412,359
GNMA	5.00	11-20-2054	4,334,280	4,333,829
GNMA	5.50	4-20-2053	2,053,747	2,086,557
GNMA	5.50	1-20-2055	4,525,315	4,574,936
GNMA	5.50	10-20-2055	4,718,159	4,772,944
GNMA	6.00	8-20-2034	9,511	9,564
GNMA	6.00	9-20-2054	1,610,881	1,644,858
GNMA	6.00	9-20-2055	3,910,764	3,996,603
GNMA	6.50	5-15-2031	395	413
GNMA	6.50	9-20-2033	11,748	12,184
GNMA	7.00	5-15-2026	19	19
GNMA	7.00	4-15-2031	141	141
GNMA	7.00	8-15-2031	10,887	11,117
GNMA	7.00	3-15-2032	8,439	8,599
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2005-23 Class IOƒ±±	0.00%	6-17-2045	$436,164	$0
GNMA Series 2006-32 Class XMƒ±±	0.16	11-16-2045	746,602	9
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	3,291,211	35,827
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	16,982	15,735
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	4.62	1-20-2068	806,919	805,838
GNMA Series 2019-H06 Class HIƒ±±	1.79	4-20-2069	739,166	5,912
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	9,300,000	7,970,020
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,612,040
TVA Principal STRIPS¤	0.00	1-15-2048	1,000,000	321,727
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,289,432
Total agency securities (Cost $255,874,458)				247,008,690
Asset-backed securities: 0.73%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,096,299	1,074,506
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	5.19	2-27-2068	1,673,277	1,679,029
Total asset-backed securities (Cost $2,766,670)				2,753,535
Corporate bonds and notes: 1.85%
Consumer, non-cyclical: 0.66%
Commercial services: 0.66%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,476,852
Financial: 1.06%
REITs: 1.06%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,945,607
Government securities: 0.13%
Multi-national: 0.13%
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	494,688
Total corporate bonds and notes (Cost $8,556,474)				6,917,147
Non-agency mortgage-backed securities: 3.98%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	244,254	236,135
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	564,596	552,067
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	115,721	113,257
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	772,018
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	548,122	539,970
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,882,510
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,311,532
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	590,552	558,903
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,541,392	1,486,132
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	180,885	176,642
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	2,879,672	2,563,520
See accompanying notes to portfolio of investments
6 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47%	11-15-2050	$2,581,000	$2,512,205
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	221,009	211,171
Total non-agency mortgage-backed securities (Cost $15,714,158)				14,916,062
U.S. Treasury securities: 21.64%
U.S. Treasury Bonds	4.38	8-15-2043	5,440,000	5,302,937
U.S. Treasury Bonds	4.63	5-15-2054	1,550,000	1,536,559
U.S. Treasury Bonds	4.75	11-15-2043	1,130,000	1,153,218
U.S. Treasury Bonds	4.75	11-15-2053	2,440,000	2,464,781
U.S. Treasury Bonds	4.75	5-15-2055	8,508,000	8,610,362
U.S. Treasury Bonds	4.75	8-15-2055	2,760,000	2,794,500
U.S. Treasury Bonds	4.88	8-15-2045	3,115,000	3,212,344
U.S. Treasury Inflation-Indexed Notes	1.88	7-15-2035	1,911,622	1,928,855
U.S. Treasury Notes	3.50	10-31-2027	17,000,000	16,996,015
U.S. Treasury Notes	3.63	8-31-2027	6,870,000	6,881,003
U.S. Treasury Notes	3.63	8-31-2030	4,205,000	4,209,271
U.S. Treasury Notes	3.63	10-31-2030	1,675,000	1,676,439
U.S. Treasury Notes	3.88	7-31-2030	12,760,000	12,912,522
U.S. Treasury Notes	3.88	9-30-2032	872,000	876,769
U.S. Treasury Notes	4.00	11-15-2035	2,289,000	2,285,423
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,458,149
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,723,996
Total U.S. Treasury securities (Cost $83,878,943)				81,023,143

	Yield	Shares
Short-term investments: 5.91%
Investment companies: 3.91%
Allspring Government Money Market Fund Select Class♠∞	3.93	14,633,895	14,633,895

				Principal
U.S. Treasury securities: 2.00%
U.S. Treasury Bills☼		3.64	12-18-2025	$7,500,000	7,486,157
Total short-term investments (Cost $22,120,268)					22,120,052
Total investments in securities (Cost $388,910,971)	100.08%				374,738,629
Other assets and liabilities, net	(0.08)				(288,328)
Total net assets	100.00%				$374,450,301

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 7

Portfolio of investments—November 30, 2025 (unaudited)

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,228,375	$69,114,701	$(67,709,181)	$0	$0	$14,633,895	14,633,895	$113,955
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	80	3-20-2026	$9,027,011	$9,067,500	$40,489	$0
Ultra U.S. Treasury Bond	74	3-20-2026	8,866,836	8,949,375	82,539	0
2-Year U.S. Treasury Notes	210	3-31-2026	43,841,116	43,860,469	19,353	0
5-Year U.S. Treasury Notes	33	3-31-2026	3,620,952	3,622,266	1,314	0
					$143,695	$0
See accompanying notes to portfolio of investments
8 | Allspring Government Securities Fund

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Allspring Government Securities Fund | 9

Notes to portfolio of investments—November 30, 2025 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$247,008,690	$0	$247,008,690
Asset-backed securities	0	2,753,535	0	2,753,535
Corporate bonds and notes	0	6,917,147	0	6,917,147
Non-agency mortgage-backed securities	0	14,916,062	0	14,916,062
U.S. Treasury securities	72,840,998	8,182,145	0	81,023,143
Short-term investments
Investment companies	14,633,895	0	0	14,633,895
U.S. Treasury securities	7,486,157	0	0	7,486,157
	94,961,050	279,777,579	0	374,738,629
Futures contracts	143,695	0	0	143,695
Total assets	$95,104,745	$279,777,579	$0	$374,882,324
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of November 30, 2025, $2,666,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2025, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Government Securities Fund